Prepaids and Other Current Assets - Schedule of Prepaid and Other Current Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepaid and Other Current Assets [Abstract]
Prepaid expenses	$ 36,558	$ 213,914	$ 34,006
Prepaid insurance	165,211	3,970
VAT receivable		21,980
Other receivable	9,372
Total	$ 211,141	$ 239,864	$ 34,006